SCHEDULE OF RELATED PARTY TRANSACTION INCLUDED IN STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Research and development	$ 2,589	$ 289
General and administrative	3,452	528
Related Party [Member]
Related Party Transaction [Line Items]
Research and development	320	295
General and administrative	$ 839	$ 286